Employee Benefits - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Long-term employee benefits	€ 15,128	€ 18,464	€ 19,085
Description of decrease in actuarial assumption leading to changes in defined benefit obligation	A 100-basis-point decrease in the discount rate would result in a Euro1.20 million increase in the amount of the defined-benefit obligation as of December 31, 2021 (December 31, 2021: Euro1.80 million).
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ 1,200
Actuarial assumption of discount rates [member]
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		€ 1,800
Percentage of reasonably possible decrease in actuarial assumption		100.00%
AUSTRIA
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Long-term employee benefits	10,182	€ 13,019
Post Employment Benefits Defined Benefits Plan [Member]
Disclosure Of Detailed Information About Employee Benefits [Line Items]
Long-term employee benefits	€ 12,543	€ 16,016